Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2017	December 31, 2016

Computer equipment	$112	$67
Laboratory equipment	283	207
Furniture and fixtures	174	64
Leasehold improvements	121	80
Construction in progress	1	—
Accumulated depreciation	(181)	(107)
Property and equipment, net	$510	$311